Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2017
Registrant Name	dei_EntityRegistrantName	Putnam Global Equity Fund
Central Index Key	dei_EntityCentralIndexKey	0000081251
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PEQUX
Document Creation Date	dei_DocumentCreationDate	Mar. 16, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2017
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017